ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES - Schedule of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current assets	$ 7	$ 25
Parque de Chile S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current assets	0	2
Inversiones Costa Verde S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current assets	0	21
Costa Verde Portafolio S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current assets	$ 7	$ 2